Taxes Payable (Tables)	12 Months Ended
Dec. 31, 2018
Taxes Payable
Summary of taxes payable

The following is a summary of taxes payable as of December 31, 2017 and 2018 (in thousands):

	December 31,	December 31,
	2017	2018
	RMB	RMB
Value Added Tax payable	103,182	231,167
Withholding individual income taxes for employees	161,814	191,367
Enterprise income taxes	1,248,518	1,778,029
Others	51,178	71,460
	1,564,692	2,272,023